Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 17 Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Goodwill	$11,975,024	$11,975,024
Technology	—	15,285
Total	$11,975,024	$11,990,309

(in U.S. dollars)	Goodwill	Technology	Software	Total
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710
Additions	—	—	—	—
Amortization	—	(183,401)	—	(183,401)
Balance at December 31, 2023	$11,975,024	$15,285	$-	$11,990,309
Additions	—	—	—	—
Amortization	—	(15,285)	—	(15,285)
Balance at December 31, 2024	$11,975,024	$—	$—	$11,975,024

Intangible assets, other than goodwill, have finite useful lives. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive (loss) income. Goodwill has an indefinite useful life.

The Company performs its annual impairment testing on June 30 each year. For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

For the 2024 annual impairment test, the recoverable amount of the Cash Generation Unit ("CGU") was determined based on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) calculation, based on the current Riverside Project Plan which assumes that commercial offtake will commence in 2025. The calculation of FVLCS involves the use of significant estimates and assumptions which include volume, growth rates and gross margins used to calculate projected future cash flows. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation. The present value of the expected cash flows is determined by applying an appropriate discount rate, which reflects the risks specific to the CGU.

The recoverable amount of the NOVONIX Anode Materials CGU (“NAM CGU”) was deemed to be in excess of the carrying value of the NAM CGU, and therefore no impairment was recognized as of June 30, 2024.

The calculations use cashflow projections based on financial budgets approved by management and the Board covering a 10-year period which management has determined is appropriate to reflect existing binding customer contracts and the ramp up in production to get to full capacity by 2028, at which point the operations of the business will normalize.

The key assumptions used in the FVLCS calculations are: (i) post-tax discount rate of 11.5%, (ii) revenue sales prices initially range from USD $7-10/Kg in line with the Company's previously disclosed estimates for production economics (which reflect the contracts signed with various customers to supply up to 157,000 tonnes of anode material over the period 2026 to 2034), with inflationary and other expected pricing increases assumed thereafter, (iii) sales volume growth rates are based on current and expected customer demand, reflecting the ramp up of production equipment commissioning and product being available for sale with no incremental production volume growth expected after full production capacity of 20,000 tpa is reached, (iv) operating costs of $6-8/Kg, based on the current Riverside Project Plan and adjusted for inflationary increases; and (v) terminal value used to extrapolate cash flows beyond the forecast period of 2.5% based on future expectations for growth in the context of inflation expectations in the country in which the NAM CGU operates.

Management recognizes that there are various reasons that estimates used in these assumptions may vary. Management does not believe that there are reasonably possible changes in any one key assumption that would result in the carrying amount of the NAM CGU to exceed its recoverable amount.

The directors have assessed impairment triggers since the annual impairment test was performed at June 30, 2024, and have not identified any indicators of impairment at December 31, 2024.

For the 2023 annual impairment test, the recoverable amount of the NAM CGU was determined based on an FVLCS basis. To determine the recoverable amount, the FVLCS was calculated with reference to the allocated portion of the Company’s enterprise value (EV). The EV model calculation considered the following:

• The market capitalization of the Company on the (ASX:NVX) as of June 30, 2023;

• The volatility of the share price of the Company as of June 30, 2023; and

• The issuance of the convertible notes in June 2023 given that the convertible loan note issuance is directly associated with the planned future expansion of the NAM CGU.

The recoverable amount of the NOVONIX Anode Materials CGU is deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognized at December 31, 2024.